Vessels	9 Months Ended
Sep. 30, 2019
Vessels [Abstract]
Vessels
Note 5 - Vessels

The carrying values of the vessels may not represent their fair market value at any point in time since the market prices of second-hand vessels tend to fluctuate with changes in charter rates and the cost of constructing new vessels. Historically, both charter rates and vessel values have been cyclical. The carrying amounts of vessels held and used by us are reviewed for potential impairment or reversal of prior impairment charges whenever events or changes in circumstances indicate that the carrying amount of a particular vessel may not accurately reflect the recoverable amount of a particular vessel.

Vessel Costs

Cost of Vessels
$ in thousands
At January 1, 2019	2,071,456
Additions**	(1,157)
Transferred from vessels upgrades	30,991
Retirement	(3,116)
At September 30, 2019	2,098,174

Depreciation, impairment and amortization*
$ in thousands
At January 1, 2019	405,646
Depreciation and amortization	84,529
Impairment charges	-
Retirement	(3,116)
At September 30, 2019	487,060

Carrying Amount
$ in thousands
At January 1, 2019	1,665,810
At September 30, 2019	1,611,115

*Accumulated numbers
**Adjustments to capitalized expenses in 2018
Vessel upgrades

Cost of vessel upgrades
$ in thousands
At January 1, 2019	-
Additions	36,639
Transferred to vessels	(30,991)
At September 30, 2019	5,648

Carrying Amount
$ in thousands
At January 1, 2019	-
At September 30, 2019	5,648